UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 121.9%
Corporate — 14.7%
Chautauqua County Industrial
Development Agency, RB, Nrg Dunkirk
Power Project, 5.88%, 4/01/42	$ 250	$ 255,303
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	100	104,342
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT:
7.63%, 8/01/25	750	759,412
7.75%, 8/01/31	1,000	1,019,190
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	1,350	1,357,074
Port Authority of New York & New
Jersey, RB, Continental Airlines Inc.
and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	2,195	2,198,402
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	500	496,110
6,189,833
County/City/Special District/School
District — 22.0%
Amherst Development Corp., RB, UBF
Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	250	245,687
4.63%, 10/01/40	140	138,081
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	200	205,114
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	529,235
Series D, 5.38%, 6/01/32	2,040	2,092,020
Sub-Series G-1, 6.25%, 12/15/31	250	293,540
Sub-Series I-1, 5.38%, 4/01/36	450	491,818
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	700	679,567
(FGIC), 5.00%, 2/15/47	500	485,405
(NPFGC), 4.50%, 2/15/47	1,000	921,280

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.39%,
3/01/41 (a)	$ 5,155	$ 834,131
CAB, Yankee Stadium (AGC), 6.44%,
3/01/43 (a)	2,500	352,550
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	100	110,754
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	250	221,910
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.25%, 1/15/39	500	532,435
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	1,000	1,002,350
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.00%, 7/01/39	150	157,712
9,293,589
Education — 19.6%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A (b)(c):
7.00%, 5/01/25	200	80,000
7.00%, 5/01/35	130	52,000
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	175	178,272
Dutchess County Industrial
Development Agency New York, RB,
Vassar College Project, 5.35%,
8/01/11 (d)	1,000	1,067,740
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-2, 4.50%, 8/01/36	500	424,280
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	200	199,108

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL BOND TRUST MAY 31, 2010 1

Schedule of Investments (continued)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.50%,
6/01/15	$ 250	$ 265,677
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 5.25%,
11/01/37	250	224,605
New York Liberty Development Corp.,
RB, National Sports Museum Project,
Series A, 6.13%, 2/15/19 (b)(c)	385	4
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	145,968
Iona College (Syncora), 5.13%,
7/01/32	2,000	2,010,320
Mount Sinai School of Medicine,
5.13%, 7/01/39	500	502,685
New York University, Series 1,
(BHAC), 5.50%, 7/01/31	245	286,153
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	325	360,064
University of Rochester, Series A,
5.13%, 7/01/39	215	226,404
Vassar College, 5.00%, 7/01/49	200	208,940
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	125	135,384
Teachers College, 5.50%, 3/01/39	350	369,372
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
5.00%, 3/01/26	150	150,998
Trust for Cultural Resources, RB,
Series A:
Carnegie Hall, 4.75%, 12/01/39	550	553,344
Juilliard School, 5.00%, 1/01/39	550	587,163
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	250	261,857
8,290,338
Health — 8.5%
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/27	150	128,840
New York State Dormitory Authority, RB:
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	425	441,375
New York State Association for
Retarded Children, Inc., Series B
(AMBAC), 6.00%, 7/01/32	185	198,374

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB
(concluded):
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	$ 450	$ 462,757
North Shore-Long Island Jewish
Health System, Series A, 5.75%,
5/01/37	500	523,050
New York University Hospital
Center, Series B, 5.63%, 7/01/37	260	268,024
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
5.00%, 7/01/26 (f)	350	360,048
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	250	255,648
Saratoga County Industrial Development
Agency New York, RB, Saratoga
Hospital Project, Series B, 5.25%,
12/01/32	200	194,090
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 5.00%,
11/01/28	260	240,791
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	500	495,575
3,568,572
Housing — 7.1%
New York City Housing Development
Corp., RB, Series A, AMT, 5.50%,
11/01/34	2,500	2,521,650
New York State HFA, RB, Highland
Avenue Senior Apartments, Series A,
AMT (SONYMA), 5.00%, 2/15/39	500	467,560
2,989,210
State — 19.4%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	300	340,977
New York State Dormitory Authority,
LRB, Municipal Health Facilities,
Sub-Series 2-4, 4.75%, 1/15/30	500	503,795
New York State Dormitory Authority, RB,
Mental Health Services Facilities
Improvement, Series A (AGM), 5.00%,
2/15/22	335	362,333
New York State Urban Development
Corp., RB:
Personal Income Tax, State
Facilities, Series A, 5.25%,
3/15/12 (d)	5,000	5,414,550

2 BLACKROCK NEW YORK MUNICIPAL BOND TRUST MAY 31, 2010

Schedule of Investments (continued)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
State (concluded)
New York State Urban Development
Corp., RB (concluded):
State Personal Income Tax, Series
B, 5.00%, 3/15/37	$ 1,000	$ 1,045,010
State of New York, GO, Series A, 5.00%,
2/15/39	500	528,535
8,195,200
Tobacco — 8.5%
New York Counties Tobacco Trust III, RB,
Tobacco Settlement Pass-Thru, Turbo,
6.00%, 6/01/43	1,445	1,365,019
TSASC Inc. New York, RB, Tobacco
Settlement Asset-Backed, Series 1,
5.75%, 7/15/12 (d)	2,000	2,215,860
3,580,879
Transportation — 10.6%
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	700	819,658
Series A, 5.63%, 11/15/39	250	271,443
Series B, 4.50%, 11/15/37	100	97,534
Port Authority of New York & New
Jersey, RB, Consolidated:
116th Series, 4.13%, 9/15/32	500	491,095
126th Series, AMT (NPFGC), 5.25%,
5/15/37	2,750	2,781,267
4,460,997
Utilities — 11.5%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	500	562,450
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	250	276,310
6.25%, 4/01/33	100	116,046
New York City Municipal Water Finance
Authority, RB:
Second General Resolution,
(NPFGC), 4.50%, 6/15/37	250	245,767
Series A (FGIC), 5.25%,
6/15/11 (d)	2,500	2,626,675
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Water Project, Series D,
5.13%, 6/15/31	1,000	1,025,250
4,852,498
Total Municipal Bonds in New York		51,421,116
Guam — 1.8%
State — 0.6%
Territory of Guam, GO, Series A, 7.00%,
11/15/39 225 240,842

	Par
Municipal Bonds	(000)	Value
Guam (concluded)
Tobacco — 0.4%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47 $ 200 $ 170,470
Utilities — 0.8%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35 350 352,790
Total Municipal Bonds in Guam		764,102
Multi-State — 6.5%
Housing — 6.5%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (g)(h) 2,500 2,738,250
Total Municipal Bonds in Multi-State		2,738,250
Puerto Rico — 18.2%
County/City/Special District/School
District — 3.1%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	1,000	1,081,960
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.78%, 8/01/41 (a)	1,400	220,136
1,302,096
State — 12.1%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series A, 5.13%,
7/01/31	1,725	1,726,639
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC) (a):
4.36%, 7/01/37	2,000	317,660
4.99%, 7/01/44	2,000	190,820
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series D:
5.25%, 7/01/12 (d)	1,980	2,155,467
5.25%, 7/01/27	720	724,637
5,115,223
Tobacco — 1.1%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43 500 440,240
Transportation — 1.9%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series D,
5.25%, 7/01/12 (d) 750 816,465
Total Municipal Bonds in Puerto Rico 7,674,024
Total Municipal Bonds – 148.4% 62,597,492

BLACKROCK NEW YORK MUNICIPAL BOND TRUST MAY 31, 2010 3

Schedule of Investments (continued)

BlackRock New York Municipal Bond Trust (BQH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (i)	(000)	Value
New York — 6.7%
Housing — 5.6%
New York Mortgage Agency, Refunding
RB, Series 101, AMT, 5.40%,
4/01/32 $ 2,337 $ 2,347,110
Utilities — 1.1%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40 405 459,205
Total Municipal Bonds in New York 2,806,315
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 6.7% 2,806,315
Total Long-Term Investments
(Cost – $63,348,157) – 155.1% 65,403,807

Short-Term Securities Shares
CMA New York Municipal Money
Fund, 0.00% (j)(k) 517,591 517,591
Total Short-Term Securities
(Cost – $517,591) – 1.2% 517,591
Total Investments
(Cost – $63,865,748*) – 156.3%	65,921,398
Liabilities in Excess of Other Assets – (0.4)%	(169,687)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (3.4)%	(1,439,880)
Preferred Shares, at Redemption Value – (52.5)%	(22,126,662)
Net Assets Applicable to Common Shares– 100.0% $	42,185,169

*	The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as
	Aggregate follows: cost	$ 62,346,498
	Gross unrealized appreciation	$ 3,395,438
	Gross unrealized depreciation	(1,259,548)
	Net unrealized appreciation	$ 2,135,890

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Goldman Sachs	$ 360,048 $	1,722

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(j) Represents the current yield as of report date.
(k) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

	Shares Held		Shares Held
	at		at
	August 31,	Net	May 31,
Affiliate	2009	Activity	2010	Income
CMA New
York
Municipal
Money
Fund	1,137,340	(619,749)	517,591	$131

4 BLACKROCK NEW YORK MUNICIPAL BOND TRUST MAY 31, 2010

Schedule Investments BlackRock New York Municipal Bond Trust (BQH)
of (concluded)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 65,403,807	—	$ 65,403,807
Short-Term
Securities	$ 517,591	—	—	517,591
Total	$ 517,591	$ 65,403,807	—	$ 65,921,398
[1]See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST MAY 31, 2010 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Bond Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2010